18. Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Balance, beginning of year		$ 14,017,551	$ 8,593,273
Retirement/Resignation of Director		0	(1,824,495)
Repayment	[1]	(11,758,440)	(14,563,935)
Balance, end of year		14,121,486	14,017,551
New Principal Officers/Directors
Loans		0	7,225,328
Existing Officers/Directors
Loans		$ 11,862,375	$ 14,587,380

[1]	Includes loans sold to the secondary market.